Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 2,712,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 426,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 2,286,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	4.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 2,057,400
Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	4.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 0